Provisions for Retirement Benefit Obligations - Breakdown of expense recognized for the period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions for Retirement Benefit Obligations
Service cost for the period	€ (224)	€ (202)	€ (195)
Interest cost for the period	(5)	(8)	(16)
Benefits for the period	29		53
Plan curtailments and modifications			157
Total	€ (200)	€ (209)	€ (1)